SCHEDULE OF SHORT TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
—Trust products	$ 55,820	¥ 390,353	¥ 153,910
Total	$ 55,820	390,353	153,910
Equity Securities [Member]
Schedule of Investments [Line Items]
—Trust products		45,842
Total		45,842
Open Ended Funds [Member]
Schedule of Investments [Line Items]
—Trust products		135,722
Total		135,722
Wealth Management Products [Member]
Schedule of Investments [Line Items]
—Trust products		100,201	153,910
Total		100,201	153,910
Bonds [Member]
Schedule of Investments [Line Items]
—Trust products		57,510
Total		57,510
Trust Products [Member]
Schedule of Investments [Line Items]
—Trust products		51,078
Total		¥ 51,078